UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine      Westport, CT                   11/15/04
       ------------------------   ------------------------------  ----------
             [Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   30
                                               -------------

Form 13F Information Table Value Total:             $327,509
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number           Name


     1. 28-1839                         ROBERT JAFFEE, GENERAL PARTNER
     2. 28-02944                        DEBORAH ZISKIN, GENERAL PARTNER
     3. 28-7626                         MARGARET EPPRECHT, GENERAL PARTNER


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
ALCOA INC                COM        013817101     15339  456639  SH        SOLE          456639
------------------------------------------------------------------------------------------------------------
ADOLOR CORP              COM        00724X102      2128  189170  SH        SOLE          189170
------------------------------------------------------------------------------------------------------------
AMGEN INC                COM        031162100     29237  514641  SH        SOLE          514641
------------------------------------------------------------------------------------------------------------
AMYLIN
 PHARMACEUTICALS INC     COM        032346108     12620  615275  SH        SOLE          615275
------------------------------------------------------------------------------------------------------------
AIR PRODUCTS &
 CHEMICALS INC           COM        009158106     10879  200064  SH        SOLE          200064
------------------------------------------------------------------------------------------------------------
APPLEBEES INTERNATIONAL  COM        037899101     12835  507719  SH        SOLE          507719
------------------------------------------------------------------------------------------------------------
AXONYX INC               COM        05461R101      3630  642560  SH        SOLE          642560
------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP   COM        101137107      3973  100000  SH        SOLE          100000
------------------------------------------------------------------------------------------------------------
CATERPILLAR INC          COM        149123101     16668  207183  SH        SOLE          207183
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC          COM        141705103      6748  210425  SH        SOLE          210425
------------------------------------------------------------------------------------------------------------
ENSCO INTERNATIONAL INC  COM        26874Q100      8851  270911  SH        SOLE          270911
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   COM        338488109      4571  311594  SH        SOLE          311594
------------------------------------------------------------------------------------------------------------
GUIDANT CORP             COM        401698105      6604  100000  SH        SOLE          100000
------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO          COM        369604103     26089  776935  SH        SOLE          776935
------------------------------------------------------------------------------------------------------------
GLOBAL SANTA FE CORP     COM        G3930E101      3073  100276  SH        SOLE          100276
------------------------------------------------------------------------------------------------------------
K2 INC                   COM        482732104     12630  999999  SH        SOLE          999999
------------------------------------------------------------------------------------------------------------
LIBERY MEDIA CORP        COM        530718105     13687 1569641  SH        SOLE         1569641
------------------------------------------------------------------------------------------------------------
MCDONALDS CORP           COM        580135101     17830  636117  SH        SOLE          636117
------------------------------------------------------------------------------------------------------------
METHANEX CORP            COM        597911106      1507  100000  SH        SOLE          100000
------------------------------------------------------------------------------------------------------------
NAVISTAR
 INTERNATIONAL CORP      COM        63934E108      2744   73787  SH        SOLE           73787
------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP    COM        655844108     14514  488044  SH        SOLE          488044
------------------------------------------------------------------------------------------------------------
PFIZER INC               COM        717081103     15300  500000  SH        SOLE          500000
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM        G3223R108     16126  216950  SH        SOLE          216950
------------------------------------------------------------------------------------------------------------
SELECT MEDICAL CORP      COM        816196109     10279  765378  SH        SOLE          765378
------------------------------------------------------------------------------------------------------------
SAFEWAY INC              COM        786514208     19310 1000000  SH        SOLE         1000000
------------------------------------------------------------------------------------------------------------
TIDEWATER INC            COM        886423102      3270  100455  SH        SOLE          100455
------------------------------------------------------------------------------------------------------------
TARGET CORP              COM        87612E106      9050  200000  SH        SOLE          200000
------------------------------------------------------------------------------------------------------------
VIACOM INC               COM        925524308     10395  309740  SH        SOLE          309740
------------------------------------------------------------------------------------------------------------
WERNER ENTERPRISES INC   COM        950755108      8713  451231  SH        SOLE          451231
------------------------------------------------------------------------------------------------------------
WARNACO GROUP INC        COM        934390402      8909  400758  SH        SOLE          400758
